Acquisition and sale of businesses and brands and purchase of non-controlling interests - Purchase of shares of non-controlling interests (Details) - USD ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jan. 16, 2024
Disclosure of detailed information about business combination [line items]
Cash transferred	$ 0	$ 29	$ 0
Diageo North America, Inc. | DeLeon Holdco LLC
Disclosure of detailed information about business combination [line items]
Percentage of interest acquired				50.00%
Cash transferred				$ 223